Bank Premises, Furniture, Fixtures and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 936,632	$ 1,003,381	$ 980,514